Related Party Transactions (Details 3) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of due to (from) related party
Due from related parties			$ 57,131
Due to related parties	56,098	266,488	141,276
Zhiguo Wang [Member]
Schedule of due to (from) related party
Due from related parties			57,131
Due to related parties	54,409	31,357
Yew Pharmaceutical [Member]
Schedule of due to (from) related party
Due from related parties
Due to related parties		62,847
Madame Qi [Member]
Schedule of due to (from) related party
Due to related parties	1,689
ZTC [Member]
Schedule of due to (from) related party
Due from related parties
Due to related parties		$ 172,284	$ 141,276